Expense Example - FidelitySAICanadaEquityIndexFund-PRO - FidelitySAICanadaEquityIndexFund-PRO - Fidelity SAI Canada Equity Index Fund - Fidelity SAI Canada Equity Index Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 15
3 years	$ 48